SHARE CAPITAL (Details) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended				9 Months Ended				12 Months Ended
		Feb. 29, 2016	Mar. 31, 2016		Mar. 31, 2015		Sep. 30, 2016		Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014		Mar. 31, 2016	Dec. 31, 2015
Opening Balance			$ 977,988		$ (50,439)		$ 263,906		$ (373,684)	$ (2,498,745)	$ (2,498,745)		$ (774,626)		$ (2,498,745)	$ (50,439)
Shares issued on acquisition (Note 3)							23,177,000
Shares issued as Merger consideration					0
Shares issued under private placement					4,789,404					0	0
Shares issued for services			70,800				59,500		169,700		98,900
Shares issued on exercise of stock options													228,875
Cashless exercise of warrants (in shares)		45,508
Cashless exercise of warrants			60,966				43,562		60,966
Closing Balance			$ 263,906		$ (2,498,745)		$ 24,957,722		$ 263,906	$ (373,684)	$ 977,988		$ (50,439)		$ 263,906	$ 977,988
Number Of Warrants Exercised		148,787					(262,045)
Exchangable Shares [Member]
Opening Balance (in shares)			50,000,000		49,737,096		50,000,000			50,000,000	50,000,000		36,621,885		50,000,000	49,737,096
Opening Balance			$ 50,000		$ 49,737		$ 50,000			$ 50,000	$ 50,000		$ 36,622		$ 50,000	$ 49,737
Shares issued under private placement (in shares)	[1]				0								10,792,335
Shares issued under private placement	[1]				$ 0								$ 10,792
Shares issued on conversion and settlement of debt (in shares)	[2],[3]				0								1,012,142
Shares issued on conversion and settlement of debt	[2],[3]				$ 0								$ 1,012
Shares issued for services (in shares)	[4]				262,904								0
Shares issued for services	[4]				$ 263								$ 0
Shares issued on exercise of stock options (in shares)	[5]				0								1,310,734
Shares issued on exercise of stock options	[5]				$ 0								$ 1,311
Closing Balance (in shares)			50,000,000		50,000,000				50,000,000		50,000,000		49,737,096		50,000,000	50,000,000
Closing Balance			$ 50,000		$ 50,000				$ 50,000		$ 50,000		$ 49,737		$ 50,000	$ 50,000
Common Shares [Member]
Opening Balance (in shares)			22,428,313		0		22,591,292			15,839,563	15,839,563		0		15,839,563	0
Opening Balance			$ 22,428		$ 0		$ 22,591			$ 15,840	$ 15,840		$ 0		$ 15,840	$ 0
Shares issued on acquisition (Note 3) (in shares)							23,650,000
Shares issued on acquisition (Note 3)							$ 23,650
Shares issued as Merger consideration (in shares)	[6]				6,000,063								0
Shares issued as Merger consideration	[6]				$ 6,000								$ 0
Shares issued under private placement (in shares)			0		9,839,500	[7],[8],[9]					6,568,750	[10],[11],[12]	0	[7],[8],[9]
Shares issued under private placement			$ 0		$ 9,840	[7],[8],[9]					$ 6,568	[10],[11],[12]	$ 0	[7],[8],[9]
Shares issued for services (in shares)			117,471	[13]			70,000	[14]			20,000	[13]
Shares issued for services			$ 117	[13]			$ 70	[14]			$ 20	[13]
Cashless exercise of warrants (in shares)			45,508	[15]			51,249	[16]			0
Cashless exercise of warrants			$ 46	[15]			$ 51	[16]			$ 0
Closing Balance (in shares)			22,591,292		15,839,563		46,362,541		22,591,292		22,428,313		0		22,591,292	22,428,313
Closing Balance			$ 22,591		$ 15,840		$ 46,362		$ 22,591		$ 22,428		$ 0		$ 22,591	$ 22,428
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)			72,428,313		0		72,591,292			65,839,563	65,839,563				65,839,563	0
Opening Balance			$ 72,428		$ 0		$ 72,591			$ 65,840	$ 65,840				$ 65,840	$ 0
Closing Balance (in shares)			72,591,292		65,839,563		96,362,541		72,591,292		72,428,313		0		72,591,292	72,428,313
Closing Balance			$ 72,591		$ 65,840		$ 96,362		$ 72,591		$ 72,428		$ 0		$ 72,591	$ 72,428

[1]	In April, 2014, the Company completed a private placement issuing 10,792,335 common shares at a price of $0.24 per share for gross proceeds of $2,616,062. A former director of the Company assisted in securing a significant portion of this financing. The Company incurred $11,609 in share issue costs related to the transaction.
[2]	In June, 2014, the Company issued 575,234 common shares on conversion of the convertible secured promissory note (Note 6). The note plus accrued interest totaled $124,523 and was converted at a 20% discount to the April 2014 private placement.
[3]	In May 2014, the Company issued 436,908 common shares in exchange for the settlement of $115,223 of unsecured debt.
[4]	On February 25, 2015, 262,904 common shares were issued to two former lenders connected with a $241,185 loan received and repaid during fiscal 2013. The common shares were valued at $210,323 based on the value of the concurrent private placement (Note 8(vi)), and recorded in stock-based compensation on the consolidated statement of operations and comprehensive loss. As part of the consideration for the initial loan the CTO and COO had transferred 314,560 common shares to the lenders. For contributing the common shares to the lenders, the Company intends to reimburse the CTO and COO 320,000 common shares. As at March 31, 2016, these shares have not yet been issued.
[5]	In June 2014, the Company issued 1,310,734 common shares for the exercise of stock options. The Company received cash of $228,875.
[6]	Immediately following the Merger and the First Closing, 6,000,063 common shares were held by existing Drywave stockholders, 7,735,750 were held by the investors in the Offering and Bionik Canada shareholders held an equivalent of 50,000,000 shares of the common shares through their ownership of 100% of the Exchangeable Shares which are held in 1 Special Preferred Share. The Special Preferred Share votes on behalf of the 50,000,000 Exchangeable Shares alongside the common shares of the Company as a single class.
[7]	Concurrently with the closing of the Merger on February 26, 2015, the Company issued 7,735,750 units (the “Units”) for gross proceeds of $6,188,600 (the “First Closing”) (including $500,000 of outstanding bridge loans converted into Units at the offering price) at a purchase price of $0.80 per Unit (the “Purchase Price”) in a private placement offering (the “Offering”). Each Unit consists of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the transaction of $848,822 and issued 773,575 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant derivative liability on the consolidated balance sheet (Note 10). After deducting the value of the warrants and the share issue costs, $4,789,404 was attributed to the value of the common shares.
[8]	On March 27, 2015, the Company issued 1,212,500 Units for gross proceeds of $970,000 to accredited investors in a second closing (the “Second Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Second Closing of $141,100 and issued 121,250 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $207,425 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[9]	On March 31 2015, the Company issued 891,250 Units for gross proceeds of $713,000 to accredited investors in a third closing (the “Third Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Third Closing of $97,099 and issued 89,125 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $143,389 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[10]	On April 21, 2015, the Company issued 3,115,000 Units for gross proceeds of $2,492,000 to accredited investors in a fourth closing (the “Fourth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other related to the Fourth Closing of $338,960 and issued 311,500 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $435,682 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[11]	On June 30, 2015, the Company issued 2,035,000 Units for gross proceeds of $1,628,000 to accredited investors in a sixth and final closing (the “Sixth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Sixth Closing of $211,656 and issued 203,500 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $74,625 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[12]	On May 27, 2015, the Company issued 1,418,750 Units for gross proceeds of $1,135,000 to accredited investors in a fifth closing (the “Fifth Closing”). Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years. The Company incurred share issue costs before legal and other costs related to the Fifth Closing of $147,566 and issued 141,875 broker warrants exercisable at $0.80 for a period of 4 years. The warrants were measured at fair value and recorded as a warrant liability on the consolidated balance sheet (Note 10). The fair value of the warrants exceeded the net proceeds received upon closing and as a result $37,739 was recorded as a loss on initial recognition of the warrants and included in the change in fair value of warrant derivative liability on the consolidated statements of operations and comprehensive loss.
[13]	During the year ended December 31, 2015, the Company entered into service agreements which included paying some of the fees in common shares. During the year ended December 31, 2015, the Company issued 20,000 shares pursuant to these commitments valued at $31,000 and included in share-based compensation. In addition, pursuant to these commitments the Company was obligated to issue 53,223 common shares valued at $98,900. During the three month period ended March 31, 2016 the 53,223 common shares related to services provided in 2015 were issued. As a result $98,900 recorded as shares to be issued at December 31, 2015 was reclassified to additional paid in capital. During the three months ended March 31, 2016, 64,248 common shares were issued related to investor relations and consulting services provided in 2016 valued at $75,600.
[14]	The Company issued 70,000 common shares during the six month period ended September 30, 2016 for consulting services and recognized $59,500 of share-based compensation expense.
[15]	In February 2016, 45,508 common shares were issued as a result of a cashless exercise of 148,787 warrants with an exercise price of $0.80 under the terms of the warrant agreement. The value of the warrants on exercise was attributed to the shares on exercise. As a result $60,966 was reclassified from warrant derivative liability to additional paid in capital.
[16]	During the six month period ended September 30, 2016, 51,249 common shares were issued as a result of a cashless exercise of 262,045 warrants with an exercise price of $0.80. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.